RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS

26. RESTRICTED NET ASSETS

In accordance with the regulations in the PRC and their respective articles of association, The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo, Jiu Jing (as foreign invested enterprises) and the Group’s domestic VIE subsidiaries incorporated in the PRC are required to make an appropriation of statutory reserve from retained earnings equal to at least 10% of their respective after-tax profits, calculated in accordance with the PRC accounting standards and regulations. Appropriations are classified in the consolidated balance sheet as statutory reserves and are recorded upon board resolution on the appropriations. Appropriations to these reserves are not required after these reserves have reached 50% of the registered capital of the respective companies.

In addition, at the discretion of the respective boards of directors: (1) The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo and Jiu Jing may allocate a portion of their after-tax profit to the enterprise expansion fund or staff welfare and bonus reserve, and (2) the above VIE subsidiaries may allocate a portion of their respective after-tax profits to discretionary surplus reserve. The use of staff welfare and bonus reserve is restricted to employee welfare benefits and is not available for distribution to equity owners except in liquidation. Appropriations to the staff welfare and bonus reserve are charged to income as general and administrative expense, and any unutilized balance is included in current liabilities.

These statutory reserves are not transferable to the Company in the form of dividends, advances, or loans. There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo and Jiu Jing and the Company’s VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIE subsidiaries, the VIE subsidiaries cannot directly distribute dividends to the Company.

In 2011, 2012 and 2013, there was no appropriation of statutory reserves.